UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Notice of Intention to Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00638

OXFORD SQUARE CAPITAL CORP.

(Name of Registrant)

8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Oxford Square Capital Corp. (the “Company”) to be redeemed:

6.25% Notes due 2026 (CUSIP: 69181V 305; NasdaqGS: OXSQZ) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on September 19, 2025 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of April 12, 2017 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (“U.S. Bank), as trustee, as amended and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of April 3, 2019, between the Company and U.S. Bank, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($24,790,750 in aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of August, 2025.

OXFORD SQUARE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer